COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

CLASS A, B AND C SHARES

SUPPLEMENT DATED MARCH 23, 2006

TO THE PROSPECTUS DATED MARCH 30, 2005

The information below supplements, and replaces any information to the contrary, the information in "Management of the Fund—Portfolio Managers:"

The Fund's portfolio managers are:

•

Martin Cohen -- Mr. Cohen is a director and co-chairman of the Fund. He is also co-chairman and co-chief executive officer of the Advisor and its parent company, Cohen & Steers, Inc. and vice president of Cohen & Steers Securities, LLC, the Fund's distributor.

•

Robert H. Steers -- Mr. Steers is a director and co-chairman of the Fund. He is also co-chairman and co-chief executive officer of the Advisor and Cohen & Steers, Inc. and president of Cohen & Steers Securities, LLC.

•

Joseph M. Harvey -- Mr. Harvey is a vice president of the Fund. He is president of the Advisor and Cohen & Steers, Inc. Prior to that, he was a senior vice president and the director of investment research for the Advisor.

•

James S. Corl -- Mr. Corl is a vice president of the Fund. He is an executive vice president of the Advisor and Cohen & Steers, Inc. and is the chief investment officer for all real estate securities portfolios. Prior to that, Mr. Corl was a senior vice president of the Advisor.

•

David J. Oakes – Mr. Oakes is a vice president of the Fund. He is a senior vice president of the Advisor and prior to joining the firm in 2002, Mr. Oakes was a sell-side analyst in global investment research for 4 years with a particular emphasis on retail REITs, most recently at Goldman Sachs.

•

W. Joseph Houlihan -- Mr. Houlihan has been a managing director and Co-CEO of the Subadvisor since February 2000. Prior to that, he was a managing director at Security Capital Group in Brussels, Belgium.

•	Gerios J.M. Rovers -- Mr. Rovers has been a managing director and Co-CEO of the Subadvisor since February 2000. Prior to that, he was a vice president at Security Capital Group in Brussels, Belgium.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

CLASS I SHARES

SUPPLEMENT DATED MARCH 22, 2006

TO THE PROSPECTUS DATED MARCH 30, 2005

The information below supplements, and replaces any information to the contrary, the information in "Management of the Fund—Portfolio Managers:"

The Fund's portfolio managers are:

•

Martin Cohen -- Mr. Cohen is a director and co-chairman of the Fund. He is also co-chairman and co-chief executive officer of the Advisor and its parent company, Cohen & Steers, Inc. and vice president of Cohen & Steers Securities, LLC, the Fund's distributor.

•

Robert H. Steers -- Mr. Steers is a director and co-chairman of the Fund. He is also co-chairman and co-chief executive officer of the Advisor and Cohen & Steers, Inc. and president of Cohen & Steers Securities, LLC.

•

Joseph M. Harvey -- Mr. Harvey is a vice president of the Fund. He is president of the Advisor and Cohen & Steers, Inc. Prior to that, he was a senior vice president and the director of investment research for the Advisor.

•

James S. Corl -- Mr. Corl is a vice president of the Fund. He is an executive vice president of the Advisor and Cohen & Steers, Inc. and is the chief investment officer for all real estate securities portfolios. Prior to that, Mr. Corl was a senior vice president of the Advisor.

•

David J. Oakes – Mr. Oakes is a vice president of the Fund. He is a senior vice president of the Advisor and prior to joining the firm in 2002, Mr. Oakes was a sell-side analyst in global investment research for 4 years with a particular emphasis on retail REITs, most recently at Goldman Sachs.

•

W. Joseph Houlihan -- Mr. Houlihan has been a managing director and Co-CEO of the Subadvisor since February 2000. Prior to that, he was a managing director at Security Capital Group in Brussels, Belgium.

•	Gerios J.M. Rovers -- Mr. Rovers has been a managing director and Co-CEO of the Subadvisor since February 2000. Prior to that, he was a vice president at Security Capital Group in Brussels, Belgium.